Earnings per share - Ordinary shares (Details) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Weighted-average number of ordinary
Issued ordinary share at the beginning of the year/period	1,244,854,689	1,243,332,789	1,202,646,619	1,204,860,715
Effect of shares issued relating to Hong Kong public offering and exercise of the over-allotment option			40,181,685
Effect of shares released from share incentive plan (Note 23)	281,729	1,311,146	2,878,812	2,369,454
Effect of repurchase of shares (Note 22(b)(v))	(209,553)	(5,249,672)	(2,386,739)	(1,702,821)
Weighted average number of ordinary shares	1,244,926,865	1,239,394,263	1,243,320,377	1,205,527,348